Summary of Significant Accounting Policies (Details 6) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Aug. 31, 2010 Restricted stock	Dec. 31, 2010 Restricted stock
Accounting for Stock-Based Compensation
Stock based compensation expense	$ 21,000	$ 40,000					$ 36,000	$ 30,000	$ 10,000	$ 7,000
Granted (in shares)			2,250	1,333	2,950	3,461	2,250	176